Property, plant and equipment	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment
8.	Property, plant and equipment

Cost	Computer and office equipment	Leasehold improvements	ReDS ™ Demonstration units	Right of use assets	Total
At December 31, 2017	$428	$156	$—	$—	$584
Additions	186	12	—	—	198
Effect of movements in exchange rates	12	—	—	—	12
Dispositions	(156)	—	—	—	(156)

At December 31, 2018	$470	$168	$—	$—	$638
Impact of adoption of IFRS 16 (Note 4)	—	—	—	677	677
Additions	50	2	134	685	871
Im pairment	—	—	(130)	—	(130)
Effect of movements in exchange rates	—	—	(4)	—	(4)

At December 31, 2019	$520	$170	$—	$1,362	$2,052

Accumulated amortization and impairment losses	Computer and office equipment	Leasehold improvements	ReDS ™ Demonstration units	Right of use assets	Total
At December 31, 2017	$281	$82	$—	$—	$363
Amortization	75	28	—	—	103
Effect of movements in exchange rates	12	—	—	—	12
Dispositions	(156)	—	—	—	(156)

At December 31, 2018	$212	$110	$—	$—	$322
Amortization	111	60	37	277	485
Impairment	—	—	(35)	—	(35)
Effect of movements in exchange rates	—	—	(2)	—	(2)

At December 31, 2019	$323	$170	$—	$277	$770

Carrying amounts	Computer and office equipment	Leasehold improvements	ReDS ™ Demonstration units	Right of use assets	Total
At December 31, 2018	$258	$58	$—	$—	$316
At December 31, 2019	$197	$—	$—	$1,085	$1,282

During the year ended December 31, 2019, amortization of property, plant and equipment totaling $485 (2018 – $103; 2017 – $98) is included within general and administrative expenses on the consolidated statements of net (loss) income and comprehensive (loss) income. For the year ended December 31, 2017, amortization of property, plant and equipment totaling $1,075 is recorded within discontinued operations.
During the year ended December 31, 2019, an impairment of property, plant and equipment totaling $95 is included within general and administrative expenses on the consolidated statements of net (loss) income and comprehensive (loss) income pertaining to an impairment of ReDS
TM
demonstration units in connection with the impairment of the ReDS
TM
license as described in note 9.